CURRENT AND DEFERRED TAXES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income tax expense
Current tax	$ 196,527	[1]	$ 145,112	[1]	$ 145,963
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(25,517)		(6,751)		(37,269)
Valuation provision	(56)		5,955
Subtotals	170,954		144,316		108,694
Tax for rejected expenses (Article No,21)	1,110		610		336
Other	(4,920)		105		1
Net charges for income tax expense	$ 167,144		$ 145,031		$ 109,031

[1]	The tax rate is 27,0% for 2018 and 25,5% for 2017